Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2020
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Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2020	2019
Associates	6	7
Associates classified as held for sale	—	397

Total	6	404

The amounts recognised in the income statement are as follows:

All figures in £ millions	2020	2019
Associates	5	54

Total	5	54

The Group has no material associates or joint ventures.
The Group’s 25% interest in Penguin Random House was disposed in April 2020 (see note 31). At 31 December 2019, the Group’s share of the assets of Penguin Random House were classified as held for sale on the balance sheet (see note 32). Funds loaned to Penguin Random House were repaid at the point of disposal. Prior to the completion of the sale of Penguin Random House, the Group received dividends of £1m (2019: £64m) from Penguin Random House.

There were no other material transactions with associates or joint ventures during 2020.